Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Contractual Charter Revenues
Year ending December 31,	Amount
2019	$2,813
$2,813